NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022
	(in thousands)
Numerator:
Net loss	$(4,368)	$(3,851)	$(5,002)
Denominator:
Weighted average shares outstanding-Basic	9,150	9,113	9,056
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	—
Weighted average shares outstanding–Diluted	9,150	9,113	9,056
Net loss per share–Basic	$(0.48)	$(0.42)	$(0.55)
Net loss per share–Diluted	$(0.48)	$(0.42)	$(0.55)